Derivatives and Hedging Activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of outstanding forward and option	$ 2,401	$ 317
Pretax income from derivatives designated in cash flow hedging relationships	365		$ 7
Estimated net amount of existing gains reported in accumulated other comprehensive income	$ 1,893